Related parties - Summary of key management personnel compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Related party transactions [abstract]
Short-term employee benefits	$ 3,532	$ 3,259	$ 3,191
Post-employment benefits	91	95	86
Share-based compensation	2,658	1,355	2,078
Key management personnel compensation	$ 6,281	$ 4,709	$ 5,355